Business Combination (Details)			1 Months Ended	12 Months Ended
	Apr. 30, 2024 USD ($)	Apr. 30, 2024 CNY (¥)	Oct. 31, 2021 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 15, 2024
Business Combination [Line Items]
Goodwill fully imapired				$ 325,832
Far Ling’s Inc. [Member]
Business Combination [Line Items]
Total cash consideration			$ 850,000
Bo Ling’s Chinese Restaurants, Inc.[Member]
Business Combination [Line Items]
Total cash consideration			$ 170,000
Intangible assets				532,895
Good will				355,570
Far Ling’s Inc. [Member]
Business Combination [Line Items]
Company equity interest			51.00%
Bo Ling’s Chinese Restaurants, Inc.[Member]
Business Combination [Line Items]
Company equity interest			100.00%
Beijing Jingshi Commercial Management Co., Ltd. [Member]
Business Combination [Line Items]
Company equity interest	60.00%	60.00%
Beijing Jingshi [Member]
Business Combination [Line Items]
Total cash consideration	$ 99,495	¥ 707,040
Non-controlling interest fair value percentage				40
Goodwill fully imapired				$ 326,538
Vigour Management Limited [Member]
Business Combination [Line Items]
Company equity interest				10.00%			90.00%
Total consideration for acquisition percentage				90.00%
Equity interest value				$ 900
Ordinary shares per share (in Dollars per share) | $ / shares				$ 1
Invested to increase paid-in capital				$ 2,030,000.00